Real Estate Assets, Net - Revenue and Net Loss Since Acquisition (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net loss	$ (6,888)	$ (3,010)		$ (106,905)	$ (8,551)
CRII Merger
Business Acquisition [Line Items]
Revenue	26,396		$ 70,211
Net loss	$ 20,114		$ (36,830)